POSTRETIREMENT BENEFITS - PENSIONS (Pension Plan Asset Allocation Foreign) (Details) (Outside the U.S. [Member])	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2013 Equity Securities [Member]	Aug. 31, 2012 Equity Securities [Member]	Aug. 31, 2013 Debt Securities [Member]	Aug. 31, 2012 Debt Securities [Member]	Aug. 31, 2013 Other [Member]	Aug. 31, 2012 Other [Member]	Aug. 31, 2014 Scenario, Forecast [Member]		Aug. 31, 2014 Scenario, Forecast [Member] Equity Securities [Member]		Aug. 31, 2014 Scenario, Forecast [Member] Debt Securities [Member]		Aug. 31, 2014 Scenario, Forecast [Member] Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation									100.00%	[1]	39.50%	[1]	48.80%	[1]	11.70%	[1]
Percentage of Plan Assets	100.00%	100.00%	34.40%	36.70%	52.40%	48.40%	13.20%	14.90%

[1]	Monsanto’s plans outside the United States have a wide range of target allocations, and therefore the 2014 target allocations shown above reflect a weighted-average calculation of the target allocations of each of the plans.